Financial Instrument Risk - Maximum Exposure to Credit Risk (Details) - Credit risk - GBP (£) £ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of credit risk exposure [line items]
Total	£ 235,026	£ 227,123
Trade receivables
Disclosure of credit risk exposure [line items]
Total	151,199	149,855
Accrued income
Disclosure of credit risk exposure [line items]
Total	23,973	14,194
Other financial assets
Disclosure of credit risk exposure [line items]
Total	509	716
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Total	£ 59,345	£ 62,358